Aristotle/Saul Global Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Austria - 1.9%
Erste Group Bank AG	6,890	$586,794

Canada - 6.7%
Brookfield Corp.	12,400	767,448
Cameco Corp.	17,600	1,307,059
		2,074,507

France - 3.6%
LVMH Moet Hennessy Louis Vuitton SE	700	366,602
TotalEnergies SE	12,200	748,731
		1,115,333

Germany - 7.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,800	1,167,446
Nemetschek SE	6,630	960,609
Symrise AG	3,000	315,009
		2,443,064

Hong Kong - 1.6%
AIA Group Ltd.	55,340	496,301

Ireland - 2.8%
Jazz Pharmaceuticals PLC (a)	4,100	435,092
Medtronic PLC	4,900	427,133
		862,225

Japan - 17.5%
Daikin Industries Ltd.	4,900	579,303
FANUC Corp.	13,900	380,306
Mitsubishi UFJ Financial Group, Inc.	35,200	484,717
MonotaRO Co. Ltd.	46,500	918,666
NIDEC CORP	10,100	196,733
Otsuka Holdings Co. Ltd.	13,400	665,417
Pan Pacific International Holdings Corp.	16,500	568,199
Sony Group Corp.	35,000	906,566
Tokyo Century Corp.	64,500	728,063
		5,427,970

Netherlands - 1.1%
Heineken NV	4,100	357,488

Singapore - 2.7%
DBS Group Holdings Ltd.	23,820	841,334

Sweden - 1.4%
Assa Abloy AB - Class B	13,600	424,349

Switzerland - 3.4%
Alcon AG	7,360	651,171
DSM-Firmenich AG	3,800	404,024
		1,055,195

United Kingdom - 2.9%
GSK PLC	25,436	485,313
Rentokil Initial PLC	87,950	425,070
		910,383

United States - 42.3%(b)
Adobe, Inc. (a)	1,450	560,976
Alphabet, Inc. - Class C	3,450	611,995
Amgen, Inc.	2,450	684,065
Capital One Financial Corp.	3,100	659,556
Coca-Cola Co.	8,500	601,375
Danaher Corp.	2,500	493,850
Dolby Laboratories, Inc. - Class A	6,400	475,264
FirstCash Holdings, Inc.	6,100	824,354
FMC Corp.	5,500	229,625
General Dynamics Corp.	2,150	627,069
Lennar Corp. - Class A	9,050	1,001,020
Martin Marietta Materials, Inc.	1,750	960,680
Microchip Technology, Inc.	9,750	686,108
Microsoft Corp.	2,500	1,243,525
Norwegian Cruise Line Holdings Ltd. (a)	17,990	364,837
Oshkosh Corp.	5,730	650,584
Procter & Gamble Co.	3,100	493,892
QUALCOMM, Inc.	4,000	637,040
RPM International, Inc.	5,200	571,168
Uber Technologies, Inc. (a)	8,020	748,266
		13,125,249
TOTAL COMMON STOCKS (Cost $18,606,936)		29,720,192

PREFERRED STOCKS - 1.9%	Shares	Value
South Korea - 1.9%
Samsung Electronics Co. Ltd., 0.00%	15,600	572,169
TOTAL PREFERRED STOCKS (Cost $274,741)		572,169

TOTAL INVESTMENTS - 97.7% (Cost $18,881,677)		30,292,361
Money Market Deposit Account - 1.8% (c)		557,519
Other Assets in Excess of Liabilities - 0.5%		167,340
TOTAL NET ASSETS - 100.0%		$31,017,220
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Sector Classification as of June 30, 2025
(% of Net Assets)

Financials	$6,556,013	21.3%
Information Technology	5,135,691	16.6
Industrials	4,950,346	16.0
Health Care	3,842,041	12.3
Consumer Discretionary	3,207,224	10.3
Materials	2,480,506	8.0
Energy	2,055,790	6.6
Consumer Staples	1,452,755	4.6
Communication Services	611,995	2.0
Other Assets in Excess of Liabilities	724,859	2.3
	31,017,220	100.0%